Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—5.9%
1,062,040	[1]	DoubleVerify Holdings, Inc.	$ 16,270,453
348,186	[1]	Live Nation Entertainment, Inc.	51,427,072
1,236,058	[1]	ROBLOX Corp.	170,316,432
6,607	[1]	Spotify Technology S.A.	4,139,550
1,185,453	[1]	TripAdvisor, Inc.	20,733,573
		TOTAL	262,887,080
		Consumer Discretionary—20.9%
2,321	[1]	AutoZone, Inc.	8,746,410
1,907,627	[1]	Carnival Corp.	56,790,056
206,028	[1]	Carvana Co.	80,385,945
278,333	[1]	Chewy, Inc.	10,214,821
1,467,276	[1]	Coupang, Inc.	43,181,933
444,025	[1]	Deckers Outdoor Corp.	47,142,134
30,223		Dick’s Sporting Goods, Inc.	6,392,467
38,475		Domino’s Pizza, Inc.	17,822,005
87,511	[1]	DoorDash, Inc.	21,899,628
100,611	[1]	Duolingo, Inc.	34,866,742
119,746	[1]	Dutch Bros, Inc.	7,097,345
100,902		eBay, Inc.	9,257,758
223,795	[1]	Expedia Group, Inc.	40,332,335
383,021	[1]	Five Below, Inc.	52,290,027
289,541		Flutter Entertainment PLC	87,516,663
157,718		H&R Block, Inc.	8,570,396
99,777		Hilton Worldwide Holdings, Inc.	26,748,218
62,632	[1]	Lululemon Athletica, Inc.	12,559,595
744,389	[1]	Norwegian Cruise Line Holdings Ltd.	19,026,583
246,832		Royal Caribbean Cruises Ltd.	78,460,488
195,799		Texas Roadhouse, Inc.	36,248,269
258,752		Tractor Supply Co.	14,735,926
76,463	[1]	Ulta Beauty, Inc.	39,379,210
2,182,295	[1]	Viking Holdings Ltd.	128,144,362
272,084		Yum! Brands, Inc.	39,220,908
		TOTAL	927,030,224
		Consumer Staples—2.2%
396,894		Albertsons Cos., Inc.	7,628,303
162,519	[1]	Celsius Holdings, Inc.	7,368,611
156,201		Clorox Co.	19,612,598
461,119	[1]	Maplebear, Inc.	22,119,878
266,108	[1]	Sprouts Farmers Market, Inc.	40,326,006
		TOTAL	97,055,396
		Energy—2.7%
209,338		Cheniere Energy, Inc.	49,378,647
251,367		Targa Resources, Inc.	41,829,983
502,347		Weatherford International PLC	28,407,723
		TOTAL	119,616,353
		Financials—10.5%
346,451		Allstate Corp.	70,416,166

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
250,372		Ameriprise Financial, Inc.	$ 129,740,267
184,005	[1]	Arch Capital Group Ltd.	15,835,470
196,265		Brown & Brown	17,932,733
26,106	[1]	Coinbase Global, Inc.	9,861,803
1,317,294		Equitable Holdings, Inc.	67,643,047
24,077		MSCI, Inc., Class A	13,515,865
167,536	[1]	Robinhood Markets, Inc.	17,264,585
166,058		Ryan Specialty Group Holdings, Inc.	10,161,089
91,851	[1]	SoFi Technologies, Inc.	2,073,996
339,371	[1]	StoneCo Ltd.	4,337,161
1,685,784	[1]	Toast, Inc.	82,333,690
45,418	[1]	WEX, Inc.	7,706,526
1,047,538		XP, Inc.	16,907,263
		TOTAL	465,729,661
		Health Care—13.1%
242,645	[1]	Align Technology, Inc.	31,303,631
253,248	[1]	Alnylam Pharmaceuticals, Inc.	99,333,996
359,518		Cardinal Health, Inc.	55,804,384
316,705		Cencora, Inc.	90,602,966
1,140,723	[1]	Dexcom, Inc.	92,136,197
505,708	[1]	Exelixis, Inc.	18,316,744
15,069	[1]	IDEXX Laboratories, Inc.	8,051,517
124,860	[1]	Illumina, Inc.	12,824,371
151,925	[1]	Insmed, Inc.	16,298,514
182,439	[1]	Insulet Corp.	52,615,408
15,879	[1]	IQVIA Holdings, Inc.	2,951,271
109,760	[1]	Molina Healthcare, Inc.	17,327,811
200,179	[1]	Natera, Inc.	26,755,925
808,246	[1]	Sarepta Therapeutics, Inc.	13,271,399
146,286	[1]	Veeva Systems, Inc.	41,574,481
		TOTAL	579,168,615
		Industrials—18.9%
414,464		Allison Transmission Holdings, Inc.	37,330,772
1,812,957	[1]	American Airlines Group, Inc.	20,830,876
38,388	[1]	Axon Enterprise, Inc.	29,001,750
41,217		Broadridge Financial Solutions, Inc.	10,201,620
294,629		BWX Technologies, Inc.	44,762,984
42,902		Comfort Systems USA, Inc.	30,172,977
153,377		Emcor Group, Inc.	96,242,534
163,334		Fastenal Co.	7,534,597
374,894	[1]	Generac Holdings, Inc.	72,988,113
28,588		HEICO Corp.	9,342,558
397,696		Howmet Aerospace, Inc.	71,493,810
14,631		Hubbell, Inc.	6,400,770
41,603		Lennox International, Inc.	25,336,227
73,761	[1]	Loar Holdings, Inc.	5,451,676
900,548	[1]	Lyft, Inc.	12,661,705
146,878		Paycom Software, Inc.	34,008,132
96,693		Quanta Services, Inc.	39,269,928
278,294	[1]	Rocket Lab Corp.	12,779,260
42,577		Rockwell Automation, Inc.	14,974,757
581,148		Rollins, Inc.	33,282,346

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
275,367		Southwest Airlines Co.	$ 8,517,101
22,127		Trane Technologies PLC	9,693,396
19,564	[1]	TransDigm, Inc.	31,467,911
421,720		Veralto Corp.	44,208,908
130,354		Verisk Analytics, Inc.	36,330,963
562,371		Vertiv Holdings Co.	81,881,218
9,866		W.W. Grainger, Inc.	10,256,102
		TOTAL	836,422,991
		Information Technology—18.2%
714,652	[1]	Bill.Com Holdings, Inc.	30,622,838
417,647	[1]	CloudFlare, Inc.	86,736,929
578,727		Cognex Corp.	23,594,700
240,762	[1]	Datadog, Inc.	33,701,865
508,895	[1]	Dynatrace Holdings LLC	26,772,966
142,564	[1]	Enphase Energy, Inc.	4,613,371
87,765	[1]	EPAM Systems, Inc.	13,841,418
8,703	[1]	Fair Isaac & Co., Inc.	12,503,774
499,248	[1]	Five9, Inc.	12,895,576
66,311	[1]	Gartner, Inc., Class A	22,456,220
165,784	[1]	Gitlab, Inc.	7,262,997
117,089	[1]	GoDaddy, Inc.	18,919,241
151,649	[1]	Guidewire Software, Inc.	34,306,037
88,933	[1]	HubSpot, Inc.	46,214,033
436,405	[1]	Kyndryl Holdings, Inc.	16,483,017
164,712		NetApp, Inc.	17,151,461
969,835	[1]	Nutanix, Inc.	72,902,497
53,555	[1]	Okta, Inc.	5,237,679
55,552	[1]	Onto Innovation, Inc.	5,263,552
25,888	[1]	Palantir Technologies, Inc.	4,099,365
620,147	[1]	Pure Storage, Inc.	36,911,149
397,978	[1]	Rubrik, Inc.	37,788,011
464,769		Teradyne, Inc.	49,930,134
54,984	[1]	Twilio, Inc.	7,092,936
4,230,834	[1]	UiPath, Inc.	49,712,299
447,652	[1]	Zscaler, Inc.	127,831,505
		TOTAL	804,845,570
		Materials—1.0%
889,802		Celanese Corp.	46,474,358
		Real Estate—0.4%
128,148		Iron Mountain, Inc.	12,476,489
41,187		Simon Property Group, Inc.	6,746,019
		TOTAL	19,222,508
		Utilities—3.8%
396,717		NRG Energy, Inc.	66,331,082
486,365		Vistra Corp.	101,426,557
		TOTAL	167,757,639
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,702,591,675)	4,326,210,395

Shares		Value
	INVESTMENT COMPANY—2.3%
102,121,777	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[2] (IDENTIFIED COST $102,121,777)	102,121,777
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $3,804,713,452)	4,428,332,172
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	4,687,872
	NET ASSETS—100%	$4,433,020,044
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$52,115,537
Purchases at Cost	$1,179,781,451
Proceeds from Sales	$(1,129,775,211)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$102,121,777
Shares Held as of 7/31/2025	102,121,777
Dividend Income	$2,515,406

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.